GOODWILL AND INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($) $ in Millions	Feb. 02, 2018	Feb. 03, 2017
Finite-Lived Intangible Assets, Net [Abstract]
Gross	$ 39,755	$ 38,673
Accumulated Amortization	(15,246)	(8,264)
Net	24,509	30,409
Total intangible assets
Gross	43,511	43,317
Accumulated Amortization	(15,246)	(8,264)
Net	28,265	35,053
In-process research and development
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	0	890
Trade names
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	3,756	3,754
Customer relationships
Finite-Lived Intangible Assets, Net [Abstract]
Gross	22,764	22,708
Accumulated Amortization	(8,637)	(5,552)
Net	14,127	17,156
Total intangible assets
Accumulated Amortization	(8,637)	(5,552)
Developed technology
Finite-Lived Intangible Assets, Net [Abstract]
Gross	15,586	14,569
Accumulated Amortization	(6,196)	(2,510)
Net	9,390	12,059
Total intangible assets
Accumulated Amortization	(6,196)	(2,510)
Trade names
Finite-Lived Intangible Assets, Net [Abstract]
Gross	1,277	1,268
Accumulated Amortization	(407)	(201)
Net	870	1,067
Total intangible assets
Accumulated Amortization	(407)	(201)
Leasehold assets
Finite-Lived Intangible Assets, Net [Abstract]
Gross	128	128
Accumulated Amortization	(6)	(1)
Net	122	127
Total intangible assets
Accumulated Amortization	$ (6)	$ (1)